Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
T. Rowe Price U.S. Limited Duration TIPS Index Fund- Investor Class
Prospectus [Line Items]
Annual Return [Percent]	4.15%	3.27%	(5.04%)	4.98%